UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Graham & Dodd Fund LLC
Address:  192 Lexington Avenue
          Suite #1201
          New York, NY 10016

Form 13F File Number:  028-14915

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Masten Montero-Rosen
Title:    Managing Member
Phone:    212-649-5884

Signature, Place, and Date of Signing:

      /s/ David M. Masten
          Montero-Rosen             New York, New York           July 30, 2012
      -------------------           ------------------           -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           65
                                         -----------

Form 13F Information Table Value Total:  $   137,552
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                                                    FORM 13F INFORMATION TABLE
                                                    The Graham & Dodd Fund LLC
                                                          June 30, 2012

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------ ------ -------
AMERICAN EXPRESS                       COMMON   025816109         618      10,613 SH       SOLE       NONE      2,014          8,599
APACHE CORP COM                        COMMON   037411105       1,463      16,647 SH       SOLE       NONE      3,143         13,504
APPLE INC                              COMMON   037833100       8,978      15,374 SH       SOLE       NONE      2,894         12,480
AT&T INC                               COMMON   00206R102       3,898     109,301 SH       SOLE       NONE     20,658         88,643
BB&T CORP COM                          COMMON   054937107         729      23,617 SH       SOLE       NONE      4,430         19,187
BERKSHIRE                              COMMON   084670702       3,143      37,718 SH       SOLE       NONE      7,221         30,497
CAPITAL ONE                            COMMON   14040H105       1,426      26,085 SH       SOLE       NONE      4,934         21,151
CENTURY LINK                           COMMON   156700106         701      17,743 SH       SOLE       NONE      3,406         14,337
CIGNA                                  COMMON   125509109       4,042      91,861 SH       SOLE       NONE     17,348         74,513
CISCO                                  COMMON   17275R102       1,765     102,767 SH       SOLE       NONE     19,932         82,835
CITIGROUP                              COMMON   172967424         656      23,948 SH       SOLE       NONE      4,693         19,255
COMCAST                                COMMON   20030N101       1,043      32,632 SH       SOLE       NONE      6,140         26,492
COSTCO                                 COMMON   22160K105       6,540      68,840 SH       SOLE       NONE     13,008         55,832
CSX CORP                               COMMON   126408103       4,954     221,560 SH       SOLE       NONE     41,479        180,081
CVS                                    COMMON   126650100       2,143      45,853 SH       SOLE       NONE      8,756         37,097
DEVON ENERGY                           COMMON   25179M103       1,406      24,240 SH       SOLE       NONE      4,649         19,591
DOLLAR GENERAL                         COMMON   256677105       1,372      25,231 SH       SOLE       NONE      4,772         20,459
DOLLAR TREE                            COMMON   256746108         705      12,770 SH       SOLE       NONE      2,416         10,354
DOW CHEMICAL                           COMMON   260543103         972      30,844 SH       SOLE       NONE      5,827         25,017
DU PONT                                COMMON   263534109       2,226      44,028 SH       SOLE       NONE      8,184         35,844
DUKE ENERGY                            COMMON   26441C105       2,804     121,579 SH       SOLE       NONE     22,977         98,602
ENERGIZER                              COMMON   29266R108       1,452      19,300 SH       SOLE       NONE      3,648         15,652
ENSCO                                  COMMON   G3157S106       1,348      28,700 SH       SOLE       NONE      5,405         23,295
EXXON                                  COMMON   30231G102       3,595      42,008 SH       SOLE       NONE      7,943         34,065
FAMILY DLR                             COMMON   307000109       1,308      19,669 SH       SOLE       NONE      3,719         15,950
FEDEX                                  COMMON   31428X106       1,086      11,854 SH       SOLE       NONE      2,231          9,623
FIFTH THIRD BANCORP                    COMMON   316773100         714      53,299 SH       SOLE       NONE     10,067         43,232
FORD MTR                               COMMON   345370860         770      80,311 SH       SOLE       NONE     15,691         64,620
FREEPORT-MCMORAN                       COMMON   35671D857       1,647      48,352 SH       SOLE       NONE      9,104         39,248
GENERAL ELECTRIC                       COMMON   369604103       4,282     205,456 SH       SOLE       NONE     38,839        166,617
HOLLYFRONTIER                          COMMON   436106108       2,578      72,754 SH       SOLE       NONE     13,768         58,986
INTEL                                  COMMON   458140100       1,425      53,483 SH       SOLE       NONE     10,105         43,378
JPMORGAN                               COMMON   46625H100       4,899     137,121 SH       SOLE       NONE     25,951        111,170
KRAFT                                  COMMON   50075N104       1,189      30,781 SH       SOLE       NONE      5,802         24,979
LYONDELLBASELL                         COMMON   N53745100       1,828      45,389 SH       SOLE       NONE      8,575         36,814
MACY'S                                 COMMON   55616P104         724      21,083 SH       SOLE       NONE      3,989         17,094
MARATHON PETE                          COMMON   56585A102       1,714      38,157 SH       SOLE       NONE      7,181         30,976
MC DONALDS                             COMMON   580135101          49         559 SH       SOLE       NONE          0            559
MCKESSON                               COMMON   58155Q103       1,460      15,568 SH       SOLE       NONE      2,988         12,580
METLIFE                                COMMON   59156R108       2,908      94,258 SH       SOLE       NONE     17,811         76,447
MICROSOFT                              COMMON   594918104       4,232     138,360 SH       SOLE       NONE     25,909        112,451
MOHAWK INDS                            COMMON   608190104         730      10,452 SH       SOLE       NONE      1,979          8,473
OCCIDENTAL PETROLEUM                   COMMON   674599105       1,129      13,163 SH       SOLE       NONE      2,483         10,680
ONEOK INC                              COMMON   682680103       1,367      32,314 SH       SOLE       NONE      6,109         26,205
ORACLE CORP COM                        COMMON   68389X105       2,354      79,274 SH       SOLE       NONE     15,003         64,271
PFIZER                                 COMMON   717081103         981      42,639 SH       SOLE       NONE      8,056         34,583
PIONEER NAT RES                        COMMON   723787107       1,217      13,796 SH       SOLE       NONE      2,598         11,198
PNC FINANCIAL                          COMMON   693475105       1,454      23,794 SH       SOLE       NONE      4,571         19,223
PPL CORP                               COMMON   69351T106       2,106      75,742 SH       SOLE       NONE     14,315         61,427
PROCTER & GAMBLE                       COMMON   742718109       2,851      46,553 SH       SOLE       NONE      8,889         37,664
PRUDENTIAL                             COMMON   744320102       4,100      84,649 SH       SOLE       NONE     15,984         68,665
RELIANCE STL                           COMMON   759509102       1,559      30,879 SH       SOLE       NONE      6,041         24,838
RENAISSANCERE                          COMMON   G7496G103       2,953      38,844 SH       SOLE       NONE      7,311         31,533
RENT A CTR                             COMMON   76009N100         480      14,237 SH       SOLE       NONE      2,784         11,453
ROCKWOOD                               COMMON   774415103         724      16,334 SH       SOLE       NONE      3,091         13,243
TARGET                                 COMMON   87612E106       1,554      26,707 SH       SOLE       NONE      5,034         21,673
TEXTRON                                COMMON   883203101       1,448      58,225 SH       SOLE       NONE     11,003         47,222
UNION PAC                              COMMON   907818108       4,753      39,836 SH       SOLE       NONE      7,478         32,358
UNITEDHEALTH                           COMMON   91324P102       2,292      39,184 SH       SOLE       NONE      7,179         32,005
US BANCORP                             COMMON   902973304       1,781      55,366 SH       SOLE       NONE     10,470         44,896
VF CORP                                COMMON   918204108       1,233       9,241 SH       SOLE       NONE      1,748          7,493
WALMART                                COMMON   931142103       1,409      20,215 SH       SOLE       NONE      3,822         16,393
WALT DISNEY                            COMMON   254687106       2,133      43,980 SH       SOLE       NONE      8,316         35,664
WELLS FARGO                            COMMON   949746101       2,921      87,347 SH       SOLE       NONE     16,436         70,911
WESTN REFNG                            COMMON   959319104       3,231     145,098 SH       SOLE       NONE     27,418        117,680